10. Concentrations (Tables)	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations Of Revenues

For the three and nine months ended September 30, 2012 and 2011, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Customer 1	27.5%	38.3%	35.9%	42.9%
Customer 2	-	11.4%	13.1%	-
Totals	27.5%	49.7%	49.0%	42.9%

Concentrations Of Accounts Receivable

At September 30, 2012 and December 31, 2011, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	Septmber 30, 2012	December 31, 2011
Customer 1	22.1%	53.4%
Customer 2	15.0%	17.3%
Customer 3	15.0%	-
Totals	52.1%	70.7%

Concentrations Of Expense

For the three and nine months ended September 30, 2012 and 2011, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Vendor 1	10.2%	17.6%	13.3%	25.2%
Totals	10.2%	17.6%	13.3%	25.2%